Item 1. Report to Shareholders

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------
As of 12/31/03

MSCI AC World Index-Information Technology  $4,653

Global Technology Fund  $4,990

S&P 500 Stock Index    $8,142

                                         MSCI AC
                                     World Index-                    Global
                 S&P 500              Information                Technology
             Stock Index               Technology                      Fund
9/00             $10,000                  $10,000                   $10,000

12/00              9,218                    6,986                     7,430

12/01              8,122                    5,027                     4,750

12/02              6,327                    3,138                     3,330

12/03              8,142                    4,653                     4,990

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03                             1 Year    3 Years    9/29/00

Global Technology Fund                             49.85%    -12.43%    -19.23%

S&P 500 Stock Index                                28.68      -4.05      -6.12*

MSCI AC World Index--Information Technology        48.27     -12.67     -20.97

* Benchmark since-inception data are for the time period 9/29/00-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the fund posted an excellent return of 49.85% during the 12 months ended December 31, 2003, far surpassing the unmanaged S&P 500 Index and slightly outperforming the MSCI AC World Index--Information Technology benchmark. Science and technology stocks enjoyed solid gains following three years of steep losses, while the S&P 500 contains large-cap stocks from a broad spectrum of industries. (Future reports will measure fund performance only against the MSCI index, which is more appropriate for the fund's investment approach.)

As you know, the fund seeks to provide long-term growth of capital by investing primarily in companies expected to benefit from the development, advancement, and use of science and technology. The fund focuses on leading technology companies around the world, depending on the manager's view of growth prospects overseas compared with those in the U.S.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

                                 12-Month Return

S&P 500 Stock Index                       28.68%

S&P MidCap 400 Index                      35.62

Russell 2000 Index                        47.25

Nasdaq Composite Index                    50.01

MSCI AC World Index-
Information Technology                    48.27


The Major Index Returns table shows how various global equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite (with its high component of technology stocks) and the MSCI AC World Index--Information Technology outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks (Russell 2000) outperformed larger-cap U.S. shares.

The Geographic Diversification table reflects the percentage of net assets that were invested in various regions at year-end. The fund's major allocation was to North America (primarily the U.S.), with significant percentages invested in Europe, the Pacific Rim, and Japan.

Geographic Diversification
--------------------------------------------------------------------------------

                                    Percent of Net Assets
                                   12/31/02      12/31/03
--------------------------------------------------------------------------------

Europe                                   9%            9%

Far East                                 9             7

United States                           78            83

Other and Reserves                       4             1

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. Red Hat and Seagate Technology were among the leading positive contributors to performance, while poorly performing Internet Security Systems and BISYS Group were the major laggards. We eliminated both of the latter holdings before the end of the year.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Red Hat *

Seagate Technology *

Dell

Applied Materials

Cisco Systems
--------------------------------------------------------------------------------

Worst Contributors
--------------------------------------------------------------------------------

Internet Security Systems **

BISYS Group **

Network Associates

Macromedia *

KT Freetel **
--------------------------------------------------------------------------------

*    Position added

**   Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 23, 2004

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                  Year                                9/29/00
                                 Ended                                Through
                              12/31/03     12/31/02     12/31/01     12/31/00
NET ASSET VALUE

Beginning of period          $   3.33     $    4.75    $    7.43    $  10.00

Investment activities

  Net investment
  income (loss)                 (0.05)*       (0.05)*      (0.06)*     (0.01)

  Net realized and
  unrealized gain (loss)         1.71         (1.37)       (2.62)      (2.56)

  Total from
  investment activities          1.66         (1.42)       (2.68)      (2.57)

NET ASSET VALUE

End of period                $   4.99     $    3.33    $    4.75    $   7.43
                             -----------------------------------------------

Ratios/Supplemental Data

Total return^                   49.85%*      (29.89)%*    (36.07)%*   (25.70)%

Ratio of total expenses to
average net assets               1.50%*        1.50%*       1.50%*      1.37%!

Ratio of net investment
income (loss) to average
net assets                     (1.17)%*      (1.15)%*     (1.08)%*    (0.25)%!

Portfolio turnover rate         151.4%        211.4%       189.2%      123.6%!

Net assets, end of period
(in thousands)               $  84,764    $  55,145    $  84,120    $ 131,168

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.50% contractual expense limitation in effect through April 30, 2005.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                           Shares            Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   100.0%

MEDIA   11.7%

Gaming   6.2%

Alliance Gaming *                                        33,000              814

International Game Technology                            62,000            2,213

Multimedia Games *                                       54,000            2,220

                                                                           5,247

Internet   5.5%

e-Bay *                                                  25,000            1,615

InterActiveCorp *                                        25,000              848

Monster Worldwide *                                      32,000              703

The Knot *                                                6,100               25

The Knot *!!                                             10,000               36

Yahoo Japan (JPY) *                                          30              403

Yahoo! *                                                 24,000            1,084

                                                                           4,714

Total Media                                                                9,961

TECHNOLOGY   83.9%

Analog Semiconductors   4.6%

AMIS Holdings *                                          55,000            1,005

Analog Devices                                           10,000              457

Intersil Holding, Class A                                40,000              994

Maxim Integrated Products                                14,000              697

Texas Instruments                                        25,000              735

                                                                           3,888

Application Software   12.5%

Adobe Systems                                            30,000            1,179

Cadence Design Systems *                                 90,000            1,618

Cognos *                                                 15,000              459

Electronic Arts *                                        10,000              478

FileNet *                                                30,000              813

Intuit *                                                 52,000            2,751

Macromedia *                                             50,000              892

SAP (EUR)                                                 8,000            1,342

Siebel Systems *                                         75,000            1,040

                                                                          10,572

Digital Semiconductors   7.9%

Integrated Circuit Systems *                             15,000              427

Intel                                                    30,000              966

Microchip Technology                                     13,000              434

Rambus *                                                 25,000              768

Samsung Electronics (KRW)                                10,000            2,060

Taiwan Semiconductor Manufacturing (TWD)                885,000            1,655

Xilinx *                                                 11,000              426

                                                                           6,736

Electronic Manufacturing Equipment   2.6%

Black Box                                                22,000            1,014

CDW                                                      20,000            1,155

                                                                           2,169

Hardware   11.1%

Dell *                                                  175,000            5,943

Hewlett-Packard                                          75,000            1,723

Lexmark International, Class A *                         16,000            1,258

Seagate Technology                                       27,000              510

                                                                           9,434

Infrastructure Software   15.4%

Citrix Systems *                                         20,000              424

Microsoft                                               315,000            8,675

Red Hat *                                               210,000            3,942

                                                                          13,041

IT Services   10.6%

Affiliated Computer Services, Class A *                  16,000              871

BearingPoint *                                          140,000            1,412

Certegy                                                  50,000            1,640

ChoicePoint *                                            53,000            2,019

First Data                                               30,000            1,233

Fiserv *                                                 25,000              988

SunGard Data Systems *                                   30,000              831

                                                                           8,994

Semiconductor & Semiconductor Equipment   2.6%

Applied Materials *                                      25,000              561

ASML Holding ADS *                                       50,000            1,003

Novellus Systems *                                       15,000              631

                                                                           2,195

System Software   3.6%

Mercury Interactive *                                    25,000            1,216

Network Associates *                                     80,000            1,203

VeriSign *                                               40,000              652

                                                                           3,071

Wireless Equipment   8.2%

LM Ericsson, Series B (SEK) *                           760,000            1,363

Motorola                                                110,000            1,548

Nokia ADR                                                50,000              850

QUALCOMM                                                 38,000            2,049

Uniden (JPY)                                             60,000            1,102

                                                                           6,912

Wireline Equipment   4.8%

Advanced Fibre Communications *                          20,000              403

Cisco Systems *                                         115,000            2,793

NEC (JPY)                                               120,000              884

                                                                           4,080

Total Technology                                                          71,092

TELECOM SERVICES   4.4%

Wireless-International   4.4%

NII Holdings, Class B *                                   8,000              597

Okinawa Cellular Telephone (JPY)                             70              435

Vodafone ADR                                            108,000            2,704

Total Telecom Services                                                     3,736

Total Common Stocks (Cost  $71,890)                                       84,789

                                                         Shares            Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

SHORT-TERM INVESTMENTS   0.0%

Money Market Fund   0.0%

T. Rowe Price Government Reserve
Investment Fund, 0.94% #                                  1,000                1

Total Short-Term Investments (Cost  $1)                                        1

Total Investments in Securities

100.0% of Net Assets (Cost $71,890)                                      $84,790
                                                                         -------

(ss.) Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $36,000 and represents 0.0% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

EUR  Euro

JPY  Japanese yen

KRW  South Korean won

SEK  Swedish krona

TWD  Taiwan dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $71,890)                  $    84,790

Other assets                                                              1,137

Total assets                                                             85,927

Liabilities

Total liabilities                                                         1,163

NET ASSETS                                                          $    84,764
                                                                    -----------

Net Assets Consist of:

Undistributed net realized gain (loss)                              $   (99,762)

Net unrealized gain (loss)                                               12,899

Paid-in-capital applicable to 16,989,928 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         171,627

NET ASSETS                                                          $    84,764
                                                                    -----------

NET ASSET VALUE PER SHARE                                           $      4.99
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                      12/31/03
Investment Income (Loss)

Dividend income                                                      $     220

Expenses

  Investment management                                                    512

  Shareholder servicing                                                    400

  Custody and accounting                                                   116

  Prospectus and shareholder reports                                        38

  Registration                                                              37

  Legal and audit                                                           18

  Directors                                                                  5

  Miscellaneous                                                              4

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                            (130)

  Total expenses                                                         1,000

Net investment income (loss)                                              (780)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            10,162

  Foreign currency transactions                                            (29)

  Net realized gain (loss)                                              10,133

Change in net unrealized gain (loss)

  Securities                                                            18,206

  Other assets and liabilities
  denominated in foreign currencies                                         (3)

  Change in net unrealized gain (loss)                                  18,203

Net realized and unrealized gain (loss)                                 28,336

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  27,556
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                        12/31/03      12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     (780)   $     (750)

  Net realized gain (loss)                                10,133       (30,916)

  Change in net unrealized gain (loss)                    18,203         6,493

  Increase (decrease) in net assets from operations       27,556       (25,173)

Distribution to shareholders

Capital share transactions *

  Shares sold                                             15,805        14,090

  Shares redeemed                                        (13,742)      (17,892)

  Increase (decrease) in net assets from capital
  share transactions                                       2,063        (3,802)

Net Assets

Increase (decrease) during period                         29,619       (28,975)

Beginning of period                                       55,145        84,120

End of period                                         $   84,764    $   55,145
                                                      ----------    ----------
*Share information

  Shares sold                                              3,786         3,725

  Shares redeemed                                         (3,375)       (4,851)

  Increase (decrease) in shares outstanding                  411        (1,126)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 29, 2000. The fund seeks to provide long-term capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $20,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions, if any, are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $100,989,000 and $97,386,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                          $  13,316,000

Unrealized depreciation                                               (419,000)

Net unrealized appreciation (depreciation)                          12,897,000

Capital loss carryforwards                                         (99,760,000)


Paid-in capital                                                    171,627,000

Net assets                                                       $  84,764,000
                                                                 -------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $8,700,000 of capital loss carryforwards. As of December 31, 2003, the fund had $66,178,000 of capital loss carryforwards that expire in 2009, and $33,582,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                              $     780,000

Undistributed net realized gain                                         27,000

Paid-in capital                                                       (807,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $71,892,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $58,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.50%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived remain subject to repayment by the fund in the following amounts: $370,000 through December 31, 2004 and $130,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $371,000 for the year ended December 31, 2003, of which $37,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $30,000.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Global Technology Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Technology Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Global Technology Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC,
(1/27/43)                     an acquisition and management advisory firm
2000

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
2000                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global
(9/21/43)                     Private Client Services, Marsh Inc.; Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust; Director, Eli Lilly and
                              Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior
2001                          Advisor and Partner, Blackstone Real Estate
                              Advisors, L.P.; Director, AMLI Residential
                              Properties Trust, Host Marriott Corp., and
                              The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
2000

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
2000                          capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
 Portfolios Overseen]         and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe
(8/15/53)                     Price and T. Rowe Price Group, Inc.
2001
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
2000                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.;Chairman of the Board, Global Technology Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
2000                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Global Technology Fund  Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Global Technology Fund       Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Donald J. Easley, CFA (11/28/71)        Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)


Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Global Technology Fund  Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price and
President, Global Technology Fund       T. Rowe Price Group, Inc.

Eric M. Gerster, CFA (3/23/71)          Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

Jill L. Hauser (6/23/58)                Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Global Technology Fund  Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement
                                        Plan Services, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Global Technology Fund       and T. Rowe Price Investment Services,
                                        Inc.

Anh Lu (6/11/68)                        Vice President, T. Rowe Price Group,
Vice President, Global Technology Fund  Inc., and T. Rowe Price International,
                                        Inc.; formerly Business Development
                                        Manager, Microsoft (to 2000); Vice
                                        President, Salomon Smith Barney Hong
                                        Kong (to 2001)

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

D. James Prey III (11/26/59)            Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

Jeffrey Rottinghaus, CPA (2/20/70)      Vice President, T. Rowe Price; formerly
Vice President, Global Technology Fund  Information Technology Consultant,
                                        Kelly-Lewey & Associates (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Michael F. Sola (7/21/69)               Vice President, T. Rowe Price and
Vice President, Global Technology Fund  T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Global Technology Fund


Wenhua Zhang, CFA, CPA (3/14/70)        Vice President, T. Rowe Price; formerly
Vice President, Global Technology Fund  Associate, Swiss Reinsurance Company
                                        (to 1999); student, The Wharton School,
                                        University of Pennsylvania (to 2001)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows: 2003 2002 Audit Fees $7,899 $8,615 Audit-Related Fees 452 -- Tax Fees 2,052 2,086 All Other Fees 124 131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004